[letterhead of State Street Research]

                                                     March 5, 1997

Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, DC  20549

         Re:      State Street Research Financial Trust
                  Securities Act of 1933 File No. 33-10327
                  Investment Company Act of 1940 File No. 811-4911
                  CIK 806390

Dear Sir or Madam:

         The undersigned, STATE STREET RESEARCH FINANCIAL TRUST, a Massachusetts business trust (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 16 under the Securities Act; Amendment No. 17 under the Investment Company Act of 1940) for the State Street Research Government Income Fund series of the Registrant, the State Street Research Strategic
         Portfolios: Conservative series of the Registrant, the State Street Research Strategic Portfolios: Moderate series of the Registrant, and the State Street Research Strategic Portfolios: Aggressive series of the Registrant; and

(2) That the text of the recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000950146-97-000251).

                                     STATE STREET RESEARCH
                                     FINANCIAL TRUST



                                     By:/s/ Darman A. Wing
                                        -------------------
                                        Darman A. Wing
                                        Assistant Secretary